Offerings - Offering: 1	Aug. 20, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common, par value $0.00001 per share
Amount Registered | shares	10,000,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.003
Maximum Aggregate Offering Price	$ 30,000,000
Amount of Registration Fee	$ 4,593.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).